Basis of Presentation of the Consolidated Financial Statements - Court Proceedings (Details) € in Millions, R$ in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
Corporate Information And Statement Of IFRS Compliance [Abstract]
Increase (reduction) in credits and other financial assets	€ 1,454	R$ 6,240
Increase (reduction) to tax expense due to decisions with tax authorities	789	3,386
Increase (reduction) to finance income due to decisions with tax authorities	665	R$ 2,854
Outstanding tax credit	€ 1,107		€ 452	R$ 2,046	R$ 4,915